Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001795250
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	SPHERE ENTERTAINMENT CO.
Entity Incorporation State Country Code	NV
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(725)
Local Phone Number	258-0001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	SPHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false